Contingent Liabilities And Commitments(Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Contingent Liabilities Abstract [Abstract]
Schedule Of Guarantee Obligations Text Block [Text Block]

Details of payment guarantees as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Confirmed payment guarantees
Confirmed payment guarantees in Korean won
Payment guarantees for KB purchasing loan	￦	329,051	￦	252,817
Other payment guarantees		858,951		530,272

Sub-total		1,188,002		783,089

Confirmed payment guarantees in foreign currency
Acceptances of letter of credit		234,125		147,987
Letter of guarantees		64,189		60,853
Bid bond		64,242		46,984
Performance bond		703,076		563,506
Refund guarantees		1,689,343		778,779
Other payment guarantees in foreign currency		1,593,770		1,960,769

Sub-total		4,348,745		3,558,878

Financial guarantees
Guarantees for Debenture-Issuing		31,000		—
Payment guarantees for mortgage		25,994		57,446
Overseas debt guarantees		272,255		285,576
International financing guarantees in foreign currencies		52,961		46,953
Other financing payment guarantees		334		270,029

Sub-total		382,544		660,004

Total Confirmed acceptances and guarantees		5,919,291		5,001,971

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		2,068,105		2,250,542
Refund guarantees		217,272		384,959

Total Confirmed acceptances and guarantees		2,285,377		2,635,501

Total	￦	8,204,668	￦	7,637,472

Schedule Of Acceptance And Guarantees By Counterparty Table Text Block [Text Block]

Acceptances and guarantees by counterparty as of December 31, 2016 and 2017, are as follows:

	2016
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Corporations	￦	5,129,393	￦	1,644,556	￦	6,773,949	82.56
Small companies		623,424		479,514		1,102,938	13.44
Public and others		166,474		161,307		327,781	4.00

Total	￦	5,919,291	￦	2,285,377	￦	8,204,668	100.00

	2017
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Corporations	￦	4,185,975	￦	1,913,114	￦	6,099,089	79.86
Small companies		621,834		492,369		1,114,203	14.59
Public and others		194,162		230,018		424,180	5.55

Total	￦	5,001,971	￦	2,635,501	￦	7,637,472	100.00

Schedule Of Acceptance And Guarantees By Industry Table Text Block [Text Block]

Acceptances and guarantees by industry as of December 31, 2016 and 2017, are as follows:

	2016
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	74,282	￦	3,710	￦	77,992	0.95
Manufacturing		3,315,257		1,141,571		4,456,828	54.32
Service		765,051		63,847		828,898	10.10
Whole sale & Retail		1,171,151		779,163		1,950,314	23.77
Construction		509,329		129,111		638,440	7.78
Public sector		82,646		92,445		175,091	2.13
Others		1,575		75,530		77,105	0.95

Total	￦	5,919,291	￦	2,285,377	￦	8,204,668	100.00

	2017
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	23,317	￦	7,353	￦	30,670	0.40
Manufacturing		2,799,593		1,270,721		4,070,314	53.29
Service		655,057		100,004		755,061	9.89
Whole sale & Retail		935,647		837,230		1,772,877	23.21
Construction		335,156		198,996		534,152	6.99
Public sector		165,249		129,944		295,193	3.87
Others		87,952		91,253		179,205	2.35

Total	￦	5,001,971	￦	2,635,501	￦	7,637,472	100.00

Disclosure Of Commitments Explanatory

Commitments as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Commitments
Corporate loan commitments	￦	35,723,627	￦	32,857,616
Retail loan commitments		15,789,809		16,074,323
Credit line on credit cards		43,937,899		49,299,924
Purchase of other security investment and others		1,554,221		3,951,304

Sub-total		97,005,556		102,183,167

Financial Guarantees
Credit line		3,334,648		2,669,071
Purchase of security investment		1,029,100		354,800

Sub-total		4,363,748		3,023,871

Total	￦	101,369,304	￦	105,207,038